Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
100 bps increase - Yield curve [member] | Insurance and reinsurance liabilities [member]
Effect of changes in interest rates [Line items]
CSM	€ 49	€ 126
Net result	742	1,008
Shareholders' equity	4,009	4,158
100 bps increase - Yield curve [member] | Financial instruments [member]
Effect of changes in interest rates [Line items]
Net result	(12)	(114)
Shareholders' equity	(729)	(652)
100 bps increase - Yield curve [member] | Insurance and reinsurance assets [member]
Effect of changes in interest rates [Line items]
CSM		(4)
Net result	(717)	(1,029)
Shareholders' equity	(3,596)	(3,876)
100 bps decrease - Yield curve [member] | Insurance and reinsurance liabilities [member]
Effect of changes in interest rates [Line items]
CSM	(50)	(133)
Net result	(989)	(1,306)
Shareholders' equity	(5,113)	(5,303)
100 bps decrease - Yield curve [member] | Financial instruments [member]
Effect of changes in interest rates [Line items]
Net result	15	35
Shareholders' equity	859	655
100 bps decrease - Yield curve [member] | Insurance and reinsurance assets [member]
Effect of changes in interest rates [Line items]
CSM		6
Net result	957	1,258
Shareholders' equity	€ 4,255	€ 4,625